Material accounting policies - Summary of Exchange Rates from European Central Bank Used for Unaudited Interim Condensed Consolidated Financial Statements (Details) - € / $	3 Months Ended				6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of changes in accounting estimates [abstract]
Spot rate	0.8777	0.8697	0.8532	0.9246	0.8777	0.8532	0.8511
Average rate	0.8599	0.8545	0.882	0.9503	0.8572	0.9152